VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Automobiles & Components: 0.3%
Fulin Precision Co. Ltd. *	45,400	$92,370
Capital Goods: 34.3%
Beijing Easpring Material Technology Co. Ltd.	25,500	214,247
Contemporary Amperex Technology Co. Ltd.	80,900	4,791,767
Dongguan Yiheda Automation Co. Ltd.	4,960	38,112
East Group Co. Ltd.	65,400	74,198
Eve Energy Co. Ltd.	79,096	803,805
Gaona Aero Material Co. Ltd.	16,600	91,157
Ginlong Technologies Co. Ltd. *	10,850	211,340
Guangzhou Great Power Energy & Technology Co. Ltd.	19,700	163,380
Hunan Zhongke Electric Co. Ltd.	39,100	96,428
JL Mag Rare-Earth Co. Ltd.	22,800	94,312
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	11,100	73,605
Qingdao TGOOD Electric Co. Ltd.	39,600	101,993
Shenzhen Inovance Technology Co. Ltd.	116,685	1,196,185
Shenzhen Yinghe Technology Co. Ltd.	21,900	60,740
Sungrow Power Supply Co. Ltd.	63,300	968,647
Sunwoda Electronic Co. Ltd.	86,500	254,100
Suzhou Maxwell Technologies Co. Ltd.	5,540	246,060
Wuxi Lead Intelligent Equipment Co. Ltd.	63,020	371,880
Xi'an Triangle Defense Co. Ltd.	17,400	87,100
		9,939,056
Commercial & Professional Services: 1.2%
Beijing Originwater Technology Co. Ltd.	115,700	85,130
Centre Testing International Group Co. Ltd.	89,900	268,409
		353,539
Consumer Durables & Apparel: 0.2%
Huali Industrial Group Co. Ltd.	9,500	72,731
Consumer Services: 0.8%
Songcheng Performance Development Co. Ltd.	93,121	221,043
Financial Services: 8.0%
East Money Information Co. Ltd.	658,620	1,922,342
Hithink RoyalFlush Information Network Co. Ltd.	12,800	381,509
		2,303,851
Food, Beverage & Tobacco: 4.3%
Wens Foodstuffs Group Co. Ltd.	337,780	1,006,879
Yihai Kerry Arawana Holdings Co. Ltd.	35,800	224,679
		1,231,558
	Number of Shares	Value
Health Care Equipment & Services: 12.2%
Aier Eye Hospital Group Co. Ltd.	190,362	$860,945
Dian Diagnostics Group Co. Ltd.	30,000	125,260
Guangzhou Wondfo Biotech Co. Ltd.	16,000	72,512
Intco Medical Technology Co. Ltd.	27,420	103,240
Jafron Biomedical Co. Ltd.	27,400	121,109
Lepu Medical Technology Beijing Co. Ltd.	77,613	261,861
Ovctek China, Inc.	28,900	139,400
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	29,200	1,325,744
Shenzhen New Industries Biomedical Engineering Co. Ltd.	18,300	162,724
Tofflon Science & Technology Group Co. Ltd.	16,000	62,844
Winner Medical Co. Ltd.	7,200	69,423
Winning Health Technology Group Co. Ltd.	111,466	225,766
		3,530,828
Household & Personal Products: 1.2%
By-health Co. Ltd.	62,800	194,925
Yunnan Botanee Bio-Technology Group Co. Ltd.	7,800	145,504
		340,429
Materials: 7.3%
Canmax Technologies Co. Ltd. *	24,900	186,076
CNGR Advanced Material Co. Ltd.	12,400	129,455
Ganzhou Teng Yuan Cobalt New Material Co. Ltd.	3,200	27,929
Huabao Flavours & Fragrances Co. Ltd.	7,500	27,976
Hubei Dinglong Co. Ltd.	43,700	156,202
Hubei Feilihua Quartz Glass Co. Ltd.	26,400	168,980
Nanjing Hanrui Cobalt Co. Ltd.	14,300	88,220
Shandong Dongyue Organosilicon Material Co. Ltd.	21,400	37,578
Shandong Sinocera Functional Material Co. Ltd.	49,200	203,216
Shandong Weifang Rainbow Chemical Co. Ltd.	5,700	56,843
Shenzhen Capchem Technology Co. Ltd.	30,300	215,981
Shenzhen Dynanonic Co. Ltd.	7,260	200,798
Shenzhen Senior Technology Material Co. Ltd.	63,091	177,108
Sinofibers Technology Co. Ltd.	21,600	159,796
Sunresin New Materials Co. Ltd.	10,400	144,037
Weihai Guangwei Composites Co. Ltd.	19,100	142,024
		2,122,219
Media & Entertainment: 2.1%
Beijing Enlight Media Co. Ltd.	68,342	88,552

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VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Media & Entertainment (continued)
Kunlun Tech Co. Ltd.	47,100	$320,837
Mango Excellent Media Co. Ltd.	39,370	213,599
		622,988
Pharmaceuticals, Biotechnology & Life Sciences: 11.4%
Anhui Anke Biotechnology Group Co. Ltd.	68,300	109,890
Betta Pharmaceuticals Co. Ltd.	15,800	135,450
BGI Genomics Co. Ltd.	14,600	146,757
China Resources Boya Bio-pharmaceutical Group Co. Ltd.	18,100	92,198
Chongqing Zhifei Biological Products Co. Ltd.	48,269	577,145
Hangzhou Tigermed Consulting Co. Ltd.	33,506	467,195
Imeik Technology Development Co. Ltd.	5,600	455,856
PharmaBlock Sciences Nanjing, Inc.	10,200	104,759
Pharmaron Beijing Co. Ltd.	32,750	233,714
Porton Pharma Solutions Ltd.	21,300	115,031
Shenzhen Kangtai Biological Products Co. Ltd.	36,620	168,783
Sino Biological, Inc. *	3,500	52,858
Walvax Biotechnology Co. Ltd.	102,661	515,119
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	17,500	121,335
		3,296,090
Semiconductors & Semiconductor Equipment: 6.0%
Hangzhou Chang Chuan Technology Co. Ltd.	21,500	151,527
Ingenic Semiconductor Co. Ltd.	15,600	202,561
Risen Energy Co. Ltd. *	41,400	168,156
SG Micro Corp.	14,450	327,179
Shenzhen SC New Energy Technology Corp.	15,000	250,118
Wuhan DR Laser Technology Corp. Ltd.	5,100	80,356
	Number of Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Yangling Metron New Material, Inc.	9,440	$61,765
Yangzhou Yangjie Electronic Technology Co. Ltd.	16,300	130,737
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	37,600	358,787
		1,731,186
Software & Services: 3.2%
Beijing Sinnet Technology Co. Ltd.	86,800	169,820
Longshine Technology Group Co. Ltd.	30,300	118,193
Sangfor Technologies, Inc.	14,600	315,037
Thunder Software Technology Co. Ltd.	20,000	315,847
		918,897
Technology Hardware & Equipment: 7.3%
Anker Innovations Technology Co. Ltd.	9,600	92,970
Chaozhou Three-Circle Group Co. Ltd.	78,700	345,182
Lens Technology Co. Ltd.	122,968	241,927
Leyard Optoelectronic Co. Ltd.	127,300	126,354
Maxscend Microelectronics Co. Ltd.	19,421	352,369
Shenzhen Sunway Communication Co. Ltd.	51,001	155,675
Wuhan Raycus Fiber Laser Technologies Co. Ltd. *	18,210	69,037
Wuhu Token Science Co. Ltd.	129,600	132,551
Yealink Network Technology Corp. Ltd.	20,300	225,115
Zhongji Innolight Co. Ltd.	36,400	312,193
Zhuzhou Hongda Electronics Corp. Ltd.	8,500	56,543
		2,109,916
Total Common Stocks (Cost: $25,433,024)		28,886,701
Total Investments: 99.8% (Cost: $25,433,024)		28,886,701
Other assets less liabilities: 0.2%		71,247
NET ASSETS: 100.0%		$28,957,948

Footnotes:

*	Non-income producing
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Summary of Investments by Sector	% of Investments	Value
Industrials	35.6%	$10,292,595
Health Care	23.6	6,826,918
Information Technology	16.5	4,759,999
Financials	8.0	2,303,851
Materials	7.3	2,122,219
Consumer Staples	5.5	1,571,987
Communication Services	2.2	622,988
Consumer Discretionary	1.3	386,144
	100.0%	$28,886,701
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